Annual Fund Operating Expenses - Invesco Zacks Mid-Cap ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%